Taxes (Details) - Schedule of company’s effective tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Company SEffective Tax Rate Abstract
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax jurisdiction	0.10%	0.10%	0.50%
Non-deductible expenses	0.60%	0.60%	0.60%
Change in valuation allowance	0.80%	1.10%	2.60%
Effective income tax rate	26.50%	26.80%	28.70%